TRADE PAYABLES (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables	R$ 2,902,593	R$ 4,209,434
Brazil [Member]
IfrsStatementLineItems [Line Items]
Trade payables	2,159,399	2,843,455
Abroad [Member]
IfrsStatementLineItems [Line Items]
Trade payables	R$ 743,194	R$ 1,365,979